FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk	The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

		2024	2023
	Note	US$	US$
Cash and cash equivalents	5	33,157,356	11,937,941
Trade and other receivables		2,302,010	228,395
		35,459,366	12,166,336

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2024
Financial liabilities
Trade and other payables	2,317,830	-	-	2,317,830	2,317,830
Lease liabilities	439,382	1,336,962	-	1,776,344	1,465,780
Other loans and borrowings	6,373	20,117	-	26,490	24,893
	2,763,585	1,357,079	-	4,120,664	3,808,503
2023
Financial liabilities
Trade and other payables	1,180,984	-	-	1,180,984	1,180,984
Lease liabilities	376,655	613,773	-	990,427	944,451
Other loans and borrowings	5,970	27,988	-	33,958	30,863
	1,563,609	641,761	-	2,205,370	2,156,298

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

		2024	2023
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	33,157,356	11,937,941
		33,157,356	11,937,941

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Currencies Other Than Functional Currency
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2024 US$ Equivalent	2023 US$ Equivalent
Financial assets
Cash and cash equivalents	25,268,133	8,498,094
Financial liabilities
Trade and other payables	(256,267)	(171,559)
Net exposure	25,011,866	8,326,535

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5% US$	-0.5% US$	+0.5% US$	-0.5% US$
2024
Cash and cash equivalents	165,787	(165,787)	165,787	(165,787)
2023
Cash and cash equivalents	59,690	(59,690)	59,690	(59,690)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10% US$	-10% US$	+10% US$	-10% US$
2024
Group	2,501,186	(2,501,186)	2,501,186	(2,501,186)
2023
Group	832,653	(832,653)	832,653	(832,653)